35 Financial Instruments (Details 4) - Foreign exchange risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Exchange rate Variation - increase [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on operations with derivative financial instruments, Exchange rate variation	Increase
Gains (losses) on operations with derivative financial instruments, Baseline	R$ 23,308
Gains (losses) on operations with derivative financial instruments, Probable	29,230
Gains (losses) on operations with derivative financial instruments, Projected scenario 1	56,504
Gains (losses) on operations with derivative financial instruments, Projected scenario 2	R$ 83,186
Exchange rate variation - decrease [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on operations with derivative financial instruments, Exchange rate variation	Decrease
Gains (losses) on operations with derivative financial instruments, Baseline	R$ 23,308
Gains (losses) on operations with derivative financial instruments, Probable	29,230
Gains (losses) on operations with derivative financial instruments, Projected scenario 1	3,140
Gains (losses) on operations with derivative financial instruments, Projected scenario 2	R$ (23,541)